Shareholders' equity (Details) - Schedule of weighted average fair value of options granted	9 Months Ended
Sep. 30, 2022 R$ / shares shares
Schedule Of Weighted Average Fair Value Of Options Granted Abstract
Shares | shares	668,000
Weighted average of exercise price | R$ / shares	R$ 6.7
Weighted average of remaining contractual term	2 years 5 months 1 day
Granted in the period, Shares | shares	4,087,000
Granted in the period, Weighted average of exercise price | R$ / shares	R$ 5.9
Exercised during the period, Shares | shares	(20,000)
Exercised during the period, Weighted average of exercise price | R$ / shares	R$ 6.01
Outstanding at period end, Shares | shares	4,735,000
Outstanding at period end, Weighted average of exercise price | R$ / shares	R$ 6.01
Outstanding at period end, Weighted average of remaining contractual term	2 years 9 months 10 days
Total to be exercised, Shares | shares	4,735,000
Total to be exercised, Weighted average of exercise price | R$ / shares	R$ 6.01
Total to be exercised, Weighted average of remaining contractual term	2 years 9 months 10 days